Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000025975 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000025975 [Member] | Analog Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000025975 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000025975 [Member] | TE Connectivity Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000025975 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000025975 [Member] | Comcast Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000025975 [Member] | U S Treasury Note 5 000 8 31 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000025975 [Member] | Other Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000025975 [Member] | Safran S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000025975 [Member] | Heineken Holding N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000025975 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000025975 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000025975 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000025975 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000025975 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000025975 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000025975 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000025975 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000025975 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000025975 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000025975 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000025975 [Member] | Bonds And Debentures [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000025975 [Member] | Closed End Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000025975 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.20%
C000025975 [Member] | Limited Partnerships [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000025975 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000025975 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.80%
C000025975 [Member] | Warrants SPAC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000025975 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000025975 [Member] | Securities Sold Short [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000249813 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000249813 [Member] | Analog Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000249813 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000249813 [Member] | TE Connectivity Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000249813 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000249813 [Member] | Comcast Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000249813 [Member] | U S Treasury Note 5 000 8 31 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000249813 [Member] | Other Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000249813 [Member] | Safran S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000249813 [Member] | Heineken Holding N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000249813 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000249813 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000249813 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000249813 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000249813 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000249813 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000249813 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000249813 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000249813 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000249813 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000249813 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000249813 [Member] | Bonds And Debentures [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000249813 [Member] | Closed End Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000249813 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.20%
C000249813 [Member] | Limited Partnerships [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000249813 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000249813 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.80%
C000249813 [Member] | Warrants SPAC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000249813 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000249813 [Member] | Securities Sold Short [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000221940 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000221940 [Member] | Analog Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000221940 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000221940 [Member] | TE Connectivity Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000221940 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000221940 [Member] | Comcast Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000221940 [Member] | U S Treasury Note 5 000 8 31 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000221940 [Member] | Other Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000221940 [Member] | Safran S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000221940 [Member] | Heineken Holding N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000221940 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000221940 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000221940 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000221940 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000221940 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000221940 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000221940 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000221940 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000221940 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000221940 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000221940 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000221940 [Member] | Bonds And Debentures [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000221940 [Member] | Closed End Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000221940 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.20%
C000221940 [Member] | Limited Partnerships [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000221940 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000221940 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.80%
C000221940 [Member] | Warrants SPAC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000221940 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000221940 [Member] | Securities Sold Short [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000207154 [Member] | U S Treasury Note 4 375 12 31 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000207154 [Member] | U S Treasury Note 4 125 11 30 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000207154 [Member] | U S Treasury Note 4 125 10 31 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000207154 [Member] | U S Treasury Note 4 000 3 31 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000207154 [Member] | U S Treasury Note 4 250 1 31 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000207154 [Member] | Fannie Mae Pool 1 000 3 1 2037 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000207154 [Member] | Freddie Mac Pool 1 500 3 1 2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000207154 [Member] | Freddie Mac Pool 1 500 5 1 2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000207154 [Member] | Fannie Mae Pool 1 500 11 1 2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000207154 [Member] | U S Treasury Note 3 500 9 30 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000207154 [Member] | Bonds And Debentures [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.20%
C000207154 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000207154 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000207154 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000207154 [Member] | Residential Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000207154 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000207154 [Member] | U S Treasury Notes And Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000207154 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000207154 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000207154 [Member] | Corporate Bank Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000227168 [Member] | U S Treasury Note 4 375 12 31 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000227168 [Member] | U S Treasury Note 4 125 11 30 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000227168 [Member] | U S Treasury Note 4 125 10 31 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000227168 [Member] | U S Treasury Note 4 000 3 31 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000227168 [Member] | U S Treasury Note 4 250 1 31 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000227168 [Member] | Fannie Mae Pool 1 000 3 1 2037 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000227168 [Member] | Freddie Mac Pool 1 500 3 1 2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000227168 [Member] | Freddie Mac Pool 1 500 5 1 2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000227168 [Member] | Fannie Mae Pool 1 500 11 1 2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000227168 [Member] | U S Treasury Note 3 500 9 30 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000227168 [Member] | Bonds And Debentures [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.20%
C000227168 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000227168 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000227168 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000227168 [Member] | Residential Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000227168 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000227168 [Member] | U S Treasury Notes And Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000227168 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000227168 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000227168 [Member] | Corporate Bank Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%